UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CALIFORNIA BOND FUND
JUNE 30, 2012

                                                                      (Form N-Q)

48500-0812                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

(INS)      Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California Health Insurance Construction Loan Insurance Program or California State General Obligation.

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1  | USAA California Bond Fund
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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD        Community College District
ETM        Escrowed to final maturity
PRE        Prerefunded to a date prior to maturity
USD        Unified School District

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                                                   Portfolio of Investments |  2
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PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA BOND FUND
June 30, 2012 (unaudited)

PRINCIPAL                                                                                     MARKET
AMOUNT                                                        COUPON              FINAL        VALUE
(000)        SECURITY                                           RATE           MATURITY        (000)
----------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (91.4%)

             CALIFORNIA (90.4%)
  $ 4,500    Antelope Valley Healthcare District (INS)          5.20%         1/01/2027     $  4,505
   16,600    Association of Bay Area Governments (INS)          6.20         11/01/2029       16,607
   17,520    Association of Bay Area Governments (INS)          4.75          3/01/2036       17,359
    6,100    Baldwin Park USD (INS)                             5.00 (a)      8/01/2031        2,167
    6,375    Baldwin Park USD (INS)                             5.01 (a)      8/01/2032        2,117
    5,265    Carlsbad USD (INS)                                 5.00         10/01/2034        5,671
    3,000    Central USD (INS)                                  5.50          8/01/2029        3,433
    5,000    Chula Vista                                        5.88          1/01/2034        5,776
   12,605    Coast CCD (INS)                                    5.48 (a)      8/01/2034        3,824
    6,000    Educational Facilities Auth.                       5.38          4/01/2034        6,497
    1,500    Fresno (INS)                                       5.50          7/01/2030        1,502
   18,000    Golden State Tobacco Securitization (INS)          4.57          6/01/2022       18,627
   17,000    Golden State Tobacco Securitization                5.00          6/01/2033       12,897
   10,000    Golden State Tobacco Securitization (INS)          5.00          6/01/2035       10,186
    1,000    Health Facilities Financing Auth. (NBGA)           5.50          1/01/2019        1,002
    2,200    Health Facilities Financing Auth. (NBGA)           5.00         11/01/2024        2,258
    2,000    Health Facilities Financing Auth. (NBGA)           5.00         11/01/2029        2,035
    2,000    Health Facilities Financing Auth.                  6.50         10/01/2033        2,386
   11,230    Health Facilities Financing Auth. (NBGA)           5.00          7/01/2036       11,523
    6,000    Health Facilities Financing Auth.                  5.25          4/01/2039        6,281
    2,665    Housing Finance Agency (INS)                       6.05          8/01/2027        2,683
    9,310    Indio Redevelopment Agency                         5.25          8/15/2031        9,451
    1,000    Infrastructure and Economic Dev. Bank              5.63          7/01/2020        1,003
    1,250    Infrastructure and Economic Dev. Bank              5.75          7/01/2030        1,252
    6,000    Inland Empire Tobacco Securitization Auth.         5.75          6/01/2026        5,029
    5,000    Irvine USD Financing Auth. (INS)                   5.00          9/01/2038        5,114
    3,875    Long Beach Bond Finance Auth.                      5.00         11/15/2035        3,956
   10,700    Los Angeles Department of Water and Power          5.00          7/01/2030       11,083
   10,000    Los Angeles Municipal Improvement Corp. (INS)      4.75          8/01/2032       10,289
    1,000    Los Banos Redevelopment Agency (INS)               5.00          9/01/2036          985
   10,000    Madera Redevelopment Agency                        5.38          9/01/2038       10,338
    7,070    Marina Coast Water District (INS)                  5.00          6/01/2037        7,320
    6,000    Modesto Irrigation District                        5.75         10/01/2034        6,682
    7,500    Monterey Peninsula CCD (INS)                       5.11 (a)      8/01/2029        3,198
    2,000    Mountain View Shoreline Regional Park Community    5.63          8/01/2035        2,178
    1,405    Municipal Finance Auth. (INS)                      5.00          6/01/2031        1,402
    1,000    Municipal Finance Auth. (INS)                      5.00          6/01/2036          977
    1,500    Norco Redevelopment Agency                         5.88          3/01/2032        1,614
    1,250    Norco Redevelopment Agency                         6.00          3/01/2036        1,347
    5,000    Norwalk Redevelopment Agency (INS)                 5.00         10/01/2030        4,865
    3,500    Norwalk Redevelopment Agency (INS)                 5.00         10/01/2035        3,293
    7,500    Norwalk-La Mirada USD (INS)                        5.00 (a)      8/01/2030        2,997
    6,205    Oakdale Irrigation District                        5.50          8/01/2034        6,902
    5,500    Palomar Pomerado Health (INS)                      4.89 (a)      8/01/2026        2,814
   12,230    Palomar Pomerado Health (INS)                      6.05 (a)      8/01/2031        4,527
    4,000    Pollution Control Financing Auth. (b)              5.25          8/01/2040        4,194
      970    Poway Redevelopment Agency (INS)                   5.75          6/15/2033          974
    2,400    Public Works Board                                 5.25          6/01/2024        2,536
    2,500    Public Works Board                                 5.25          6/01/2025        2,636

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3  | USAA California Bond Fund
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
PRINCIPAL                                                                                     MARKET
AMOUNT                                                        COUPON              FINAL        VALUE
(000)        SECURITY                                           RATE           MATURITY        (000)
----------------------------------------------------------------------------------------------------
  $ 6,500    Public Works Board                                 5.00%        11/01/2029     $  7,043
    7,900    Public Works Board                                 5.25          6/01/2030        8,259
    5,470    Public Works Board                                 5.00          4/01/2031        5,644
    6,875    Public Works Board                                 5.00          4/01/2031        7,094
    5,705    Public Works Board                                 5.00          4/01/2031        5,887
    6,775    Regents of Univ. of California (INS)               4.75          5/15/2030        7,056
    5,000    Regents of Univ. of California (INS)               4.75          5/15/2031        5,207
   10,000    Riverside County Public Financing Auth. (INS)      4.75         10/01/2035        9,559
    7,115    Roseville Finance Auth.                            5.00          2/01/2037        7,705
    7,030    Sacramento City Financing Auth. (INS)              5.00         12/01/2036        7,213
   10,990    Sacramento Municipal Utility District Financing
                Auth. (INS)                                     4.75          7/01/2025       11,499
   12,805    San Bernardino County Redevelopment Agency (INS)   5.00          9/01/2030       12,316
   11,340    San Bernardino County Redevelopment Agency (INS)   5.00          9/01/2035       10,518
    1,110    San Diego County                                   5.00          9/01/2023        1,141
    2,000    San Diego County Regional Airport Auth.            5.00          7/01/2040        2,158
    1,000    San Diego Public Financing Auth.                   5.25          5/15/2029        1,169
    3,500    San Francisco City and County Airport              5.25          5/01/2026        4,043
    6,000    San Francisco City and County Airport              4.90          5/01/2029        6,730
    4,805    San Francisco City and County Redevelopment
                Financing Auth. (INS)                           4.88          8/01/2036        4,672
    3,000    San Jose Redevelopment Agency (INS)                4.45          8/01/2032        2,551
    3,000    San Marcos USD Financing Auth. (INS)               5.00          8/15/2035        3,244
    3,500    Santa Barbara Financing Auth.                      5.00          7/01/2029        3,912
    9,000    Santa Barbara Financing Auth.                      5.00          7/01/2039        9,818
    2,000    Santa Clara                                        5.25          7/01/2032        2,243
    1,750    Sierra View Local Health Care District             5.25          7/01/2037        1,787
    9,645    Solano CCD (INS)                                   4.96 (a)      8/01/2028        4,224
    9,735    Solano CCD (INS)                                   5.00 (a)      8/01/2030        3,749
   10,000    South Orange County Public Financing Auth. (INS)   5.00          8/15/2032       10,103
    6,000    State                                              4.50          8/01/2030        6,300
    5,000    State                                              5.75          4/01/2031        5,787
    6,750    State (NBGA)                                       4.50         12/01/2037        6,841
    2,500    Statewide Communities Dev. Auth.                   5.00          6/15/2013        2,613
    5,000    Statewide Communities Dev. Auth. (INS) (PRE)       5.50          8/01/2022        5,024
    2,225    Statewide Communities Dev. Auth. (INS)             4.50          2/01/2027        2,111
   11,795    Statewide Communities Dev. Auth. (NBGA)            5.00         12/01/2027       12,298
    3,500    Statewide Communities Dev. Auth.                   4.50          9/01/2029        3,674
    5,115    Statewide Communities Dev. Auth.                   5.00          5/15/2031        5,223
    4,225    Statewide Communities Dev. Auth.                   5.50          7/01/2031        4,652
   17,500    Statewide Communities Dev. Auth.                   5.25          8/01/2031       19,360
    3,370    Statewide Communities Dev. Auth.                   5.00          5/15/2032        3,426
    8,000    Statewide Communities Dev. Auth.                   5.50         11/01/2032        8,097
    5,000    Statewide Communities Dev. Auth. (INS)             4.60          2/01/2037        4,503
   13,000    Statewide Communities Dev. Auth. (NBGA)            5.00         12/01/2037       13,338
    9,000    Statewide Communities Dev. Auth.                   5.00          5/15/2038        9,097
    3,500    Statewide Communities Dev. Auth. (NBGA)            5.75          8/15/2038        3,821
    2,500    Statewide Communities Dev. Auth.                   5.00         11/15/2038        2,621
   19,080    Suisun City Public Financing Auth.                 5.37 (a)     10/01/2033        4,788
    7,190    Tuolumne Wind Project Auth.                        5.63          1/01/2029        8,266
    4,000    Val Verde USD (INS)                                5.00          3/01/2029        4,190
    1,500    Val Verde USD (INS)                                5.13          3/01/2036        1,593
   11,420    Vallejo Sanitation and Flood Control District
                (INS)                                           5.00          7/01/2019       11,898
    7,000    Vista (INS)                                        5.00          5/01/2037        7,185
    7,085    Washington Township Health Care District           5.13          7/01/2023        7,093
    1,250    Washington Township Health Care District           6.00          7/01/2029        1,407
    6,080    Washington Township Health Care District           5.00          7/01/2037        6,227
      340    Watsonville (ETM)                                  6.20          7/01/2012          340
    4,585    West Kern Water District                           5.00          6/01/2028        4,978
                                                                                            --------
                                                                                             601,587
                                                                                            --------

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                     MARKET
AMOUNT                                                        COUPON              FINAL        VALUE
(000)        SECURITY                                           RATE           MATURITY        (000)
----------------------------------------------------------------------------------------------------
             PUERTO RICO (1.0%)
  $ 3,000    Electric Power Auth.                               5.00%         7/01/2042     $  3,006
   16,500    Sales Tax Financing Corp.                          6.07 (a)      8/01/2039        3,740
                                                                                            --------
                                                                                               6,746
                                                                                            --------
             Total Fixed-Rate Instruments (cost: $593,647)                                   608,333
                                                                                            --------
             VARIABLE-RATE DEMAND NOTES (8.5%)

             CALIFORNIA (6.7%)
   10,965    Educational Facilities Auth. (LOC - Sovereign
                Bank)                                           1.55         11/01/2042       10,965
    5,700    Hacienda La Puente USD (LIQ)(LOC - Dexia
                Credit Local) (b)                               0.92          8/01/2024        5,700
    4,945    Sacramento County Sanitation Districts Financing
                Auth. (LIQ)(LOC - Dexia Credit Local) (b)       0.72         12/01/2023        4,945
    8,990    State (LIQ)(LOC - Dexia Credit Local) (b)          0.87          8/01/2027        8,990
   14,030    Victorville Joint Powers Financing Auth.
                (LOC - BNP Paribas)                             2.75          5/01/2040       14,030
                                                                                            --------
                                                                                              44,630
                                                                                            --------
             PUERTO RICO (1.8%)
    4,340    Electric Power Auth. (LIQ)(LOC - Dexia Credit
                Local) (b)                                      0.87          7/01/2026        4,340
    7,845    Highway and Transportation Auth. (LIQ)
                (LOC - Dexia Credit Local) (b)                  0.87          1/01/2029        7,845
                                                                                            --------
                                                                                              12,185
                                                                                            --------
             Total Variable-Rate Demand Notes (cost: $56,815)                                 56,815
                                                                                            --------

             TOTAL INVESTMENTS (COST: $650,462)                                             $665,148
                                                                                            ========

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------

                                         (LEVEL 1)       (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES       OTHER        SIGNIFICANT
                                         IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                          MARKETS       OBSERVABLE        INPUTS
                                       FOR IDENTICAL      INPUTS
ASSETS                                    ASSETS                                             TOTAL
--------------------------------------------------------------------------------------------------
  Fixed-Rate Instruments               $          --    $   608,333    $         --    $   608,333
  Variable-Rate Demand Notes                      --         56,815              --         56,815
--------------------------------------------------------------------------------------------------
Total                                  $          --    $   665,148    $         --    $   665,148
--------------------------------------------------------------------------------------------------

For the period of April 1, 2012, through June 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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5  | USAA California Bond Fund
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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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6  | USAA California Bond Fund

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B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost and fixed-rate instruments which are valued based on methods discussed in Note A1.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2012, were $25,555,000 and $10,869,000, respectively, resulting in net unrealized appreciation of $14,686,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $665,598,000 at June 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

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7  | USAA California Bond Fund

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(b) Restricted security that is not registered under the Securities Act of 1933.
    A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                          Notes to Portfolio of Investments |  8

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Quarter Ended June 30, 2012

By:*      /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:    08/24/12
         -------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:*      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/12
         -------------------------------

By:*     /S/ ROBERTO GALINDO, JR.
         --------------------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/12
         -------------------------------


*Print the name and title of each signing officer under his or her signature.